SCHEDULE OF WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Net loss attributable to common shareholders	$ 10,379	$ (3,390)	$ 17,557	$ 18,035	$ 2,585	$ 4,638	$ 24,547	$ 25,258	$ 29,773	$ 11,815
Revaluation of liability related to warrants to purchase shares of common Stock
Net loss attributable to common shareholders							$ 24,547	$ 25,258
Shares of common stock used in computing basic net loss per share							637,916,356	210,806,186
Incremental shares from assumed exercise of warrants to purchase shares of common stock
Shares of common stock used in computing diluted net loss per share							637,916,356	210,806,186
Net loss per share of common stock, basic and diluted	$ 0.01			$ 0.07			$ 0.04	$ 0.12	$ 0.11	$ 0.13